Taxation - Income Tax Reconciliation (Details) - USD ($) $ in Millions	3 Months Ended						6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2016	[1]	Jun. 30, 2016	[1]	Mar. 31, 2016	[1]	Jun. 30, 2016 [1]	Sep. 30, 2016 [1]	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income taxes at statutory rate									$ 0	$ 0		$ 0
Effect of change on uncertain tax positions relating to prior year									28	0		(85)
Effect of unremitted earnings of subsidiaries									(4)	38		0
Effect of taxable income in various countries									175	170		104
Total tax expense	$ 49		$ 56		$ 84		$ 140	$ 189	$ 199	$ 208	[1]	$ 19

[1]	Refer to Note 39 "Restatement of previously issued financial statements"